Prepayments	6 Months Ended
Jun. 30, 2025
Prepayments [Abstract]
Prepayments

4. Prepayments

Prepayments consist of the following:

	As of December 31, 2024	As of June 30, 2025
		(Unaudited)
	RMB	RMB
Prepayments – inventories and processing fee	3,011,819	6,610,361
Prepayments – others	1,594,247	2,041,902
Prepayments	4,606,066	8,652,263